RELATED PARTY TRANSACTIONS - Additional information (Details)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
JD Group
Related Party Transaction [Line Items]
Purchase agreement term (in years)	1 year
Dada Nexus Limited | JD Group
Related Party Transaction [Line Items]
Percentage of ownership		63.20%